Other Noncurrent Assets (Details) ¥ in Millions, $ in Millions			12 Months Ended
	May 30, 2023 USD ($)	May 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 06, 2024 USD ($)
Other Noncurrent Assets [Line Items]
Deposit for investment in joint venture						$ 32.9
Consideration amount	$ 21.9	¥ 151.4
Cumulative payment			$ 18.9		¥ 132.1
Agreements amount			9.3	¥ 65.0
Property, plant and equipment			4.6		32.5
Purchase prepayment			5.0	34.6
Remaining unpaid balance			$ 2.8	¥ 19.3
Remaining payable term			30 days	30 days
Remaining assets			$ 7.7		¥ 53.9